Condensed Statement of Operations (Parenthetical) - USD ($)		3 Months Ended	5 Months Ended
	May 12, 2026	Mar. 31, 2026	Dec. 31, 2025
Subsequent Event [Member]
Sale of stock, number of shares issued in transaction	6,160,714
Subsequent Event [Member] | Founder Shares [Member]
Sale of stock, number of shares issued in transaction	6,160,714
Shares outstanding	6,160,715
Over-Allotment Option [Member]
Sale of stock, number of shares issued in transaction		1,875,000	3,750,000
Common Class B [Member] | Subsequent Event [Member]
Sale of stock, number of shares issued in transaction	6,160,714
Common Class B [Member] | Over-Allotment Option [Member]
Number of ordinary shares forfeited during the period		$ 803,572	$ 803,572